DEBT - OpCo Notes (Details) (USD $)	Dec. 30, 2011 Predecessor Senior subordinated notes	Sep. 07, 2012 OpCo Notes	Jun. 21, 2012 OpCo Notes	Nov. 30, 2010 OpCo Notes
Debt Instrument [Line Items]
Debt, face amount				$ 300,000,000
Stated interest rate	8.125%		7.50%	7.00%
Aggregate consent payment			1,500,000
Unamortized premium of debt		22,500,000
Unamortized capitalized debt issuance costs allocated to goodwill		$ 5,700,000